Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 16 - Goodwill

The Company operates as one reporting unit. Goodwill assigned to the Company's reporting unit is tested for impairment at least annually, and whenever there are triggering events that create a situation where goodwill is more likely than not impaired.

As of December 31, 2023, the annual impairment test indicated that the carrying amount of the Company's reporting unit exceeded the Company's market capitalization, which was primarily due to the significant decline in the Company's stock price during the fourth quarter of 2023. The assessment of goodwill impairment is based on the market capitalization of the Company, using quoted market prices of the Company’s stock.

Consequently, for the year ended December 31, 2023, the Company deemed its entire goodwill of US$ 25,561 thousand impaired and recorded an impairment charge of US$ 25,561 thousand. For the years ended December 31, 2021 and 2022, the Company did not record any impairment charge of goodwill.